Derivative Instruments - Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Realized (losses) gains	$ (10,643)	$ (9,790)	$ (6,447)
Unrealized Gain (Loss) on Derivatives	9,679	8,193	11,676
Total realized and unrealized loss on derivatives	(964)	(1,597)	5,229
Interest Rate Swap Agreements [Member]
Derivative [Line Items]
Realized (losses) gains	(12,797)	(9,790)	(9,993)
Unrealized Gain (Loss) on Derivatives	13,681	7,686	7,044
Time-charter Swap Agreement [Member]
Derivative [Line Items]
Realized (losses) gains	2,154	0	3,546
Unrealized Gain (Loss) on Derivatives	875	0	3,395
Stock Purchase Warrant [Member]
Derivative [Line Items]
Unrealized Gain (Loss) on Derivatives	$ (4,877)	$ 507	$ 1,237